Note 7 - Debt - Draws (Payments) On Line of Credit (Details) - USD ($) $ in Thousands							5 Months Ended	6 Months Ended
	Jun. 26, 2017	May 15, 2017	Apr. 05, 2017	Mar. 28, 2017	Mar. 22, 2017	Feb. 06, 2017	Jun. 26, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Outstanding amount								$ 3,776
Amount drawn								34,200
Notes [Member]
Fees	$ 410						$ 410
Interest							125
Amounts settled							(29,306)
Amounts forgiven							(1,118)
Outstanding amount	3,776						3,776	$ 3,776
Amount drawn							34,200
Notes [Member] | Kalani Investments Limited [Member]
Fees					$ 200	$ 210
Interest	2		42	24	7	22
Amounts settled			(7,700)	(10,000)	(5,000)	(3,500)
Amounts forgiven
Outstanding amount	$ 3,000						$ 3,000
Maturity	Oct. 24, 2017		Sep. 04, 2017	Aug. 25, 2017	Oct. 07, 2017	May 15, 2017
Amount drawn	$ 3,000		$ 7,700	$ 10,000	$ 5,000	$ 3,500
Notes [Member] | Xanthe Holdings Limited [Member]
Fees
Interest		28
Amounts settled		(3,106)
Amounts forgiven		(1,118)
Outstanding amount		$ 776
Maturity		Aug. 23, 2017
Amount drawn		$ 5,000